497(e)
                                                                       333-81393

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) EXPRESS(SM)
--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.



   -----------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                           EQ/Mid Cap Index
   -----------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

   --------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                       Investment Manager (or Sub-Adviser(s), as
   Portfolio Name               Objective                      applicable)
   --------------------------------------------------------------------------------------------------------
   Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                               o Tradewinds Global Investors, LLC
                                                               o Wellington Management Company, LLP
   --------------------------------------------------------------------------------------------------------



888-533 (11/08)                                                   140648 (11/08)
Series 700 NB/IF (AR)                                                     x02274

   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
   Portfolio Name               Objective                                                applicable)
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/International Core PLUS   Seeks to achieve long-term growth of capital.            o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a      o AXA Equitable
                                secondary objective to seek reasonable current income.   o Institutional Capital LLC
                                For purposes of this Portfolio, the words "reasonable    o SSgA Funds Management, Inc.
                                current income" mean moderate income.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                   o AXA Equitable
                                                                                         o AllianceBernstein L.P.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                                moderate risk to capital.                                o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   ---------------------------------------------------------------------------------------------------------------------------------
                                                                           Acquired     Total Annual    Fee Waivers      Net Total
                                                                          Fund Fees       Expenses        and/or          Annual
                                                                         and Expenses      (Before         Expense        Expenses
                                     Management      12b-1     Other     (Underlying      Expense       Reimburse-    (After Expense
   Portfolio Name                      Fees          Fees     Expenses    Portfolios)    Limitations)       ments       Limitations)
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust:
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock   0.35%         0.25%     0.11%         --          0.71%              --           0.71%
   EQ/Large Cap Growth Index           0.35%         0.25%     0.13%         --          0.73%              --           0.73%
   EQ/Large Cap Value Index            0.35%         0.25%     0.17%         --          0.77%              --           0.77%
   EQ/Large Cap Value PLUS             0.46%         0.25%     0.16%         --          0.87%              --           0.87%
   EQ/Mid Cap Index                    0.35%         0.25%     0.12%         --          0.72%              --           0.72%
   EQ/Quality Bond PLUS                0.40%         0.25%     0.19%         --          0.84%              --           0.84%
   ---------------------------------------------------------------------------------------------------------------------------------

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)



   ----------------------------------------------------------------------------------------------------------------
                                                                              If you annuitize at the end of the
                                                                              applicable time period and select a
                                                                              non-life contingent period certain
                                        If you surrender your contract at      annuity option with less than ten
                                      the end of the applicable time period                  years
   ----------------------------------------------------------------------------------------------------------------
                                         1       3         5        10         1       3         5        10
   Portfolio Name                       year    years     years     years     year    years     years     years
   ----------------------------------------------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   ----------------------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock    $932   $1,365    $1,808    $3,182     N/A    $1,365    $1,808    $3,182
   EQ/Large Cap Growth Index            $934   $1,371    $1,818    $3,202     N/A    $1,371    $1,818    $3,202
   EQ/Large Cap Value Index             $938   $1,383    $1,838    $3,242     N/A    $1,383    $1,838    $3,242
   EQ/Large Cap Value PLUS              $948   $1,413    $1,888    $3,341     N/A    $1,413    $1,888    $3,341
   EQ/Mid Cap Index                     $933   $1,368    $1,813    $3,192     N/A    $1,368    $1,813    $3,192
   EQ/Quality Bond PLUS                 $945   $1,404    $1,873    $3,312     N/A    $1,404    $1,873    $3,312
   ----------------------------------------------------------------------------------------------------------------



                                             If you do not surrender your
                                      contract at the end of the applicable time
                                                       period
   -----------------------------------------------------------------------------
                                            1      3        5         10
   Portfolio Name                          year   years    years     years
   -----------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock       $289   $886    $1,508    $3,182
   EQ/Large Cap Growth Index               $291   $892    $1,518    $3,202
   EQ/Large Cap Value Index                $295   $905    $1,539    $3,242
   EQ/Large Cap Value PLUS                 $306   $936    $1,590    $3,341
   EQ/Mid Cap Index                        $290   $889    $1,513    $3,192
   EQ/Quality Bond PLUS                    $303   $926    $1,575    $3,312
   -----------------------------------------------------------------------------

         EQUI-VEST(R) is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable).
 EQUI-VEST(R) Express(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) EXPRESS(SM)
--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.



   -----------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                           EQ/Mid Cap Index
   -----------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:


   --------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                       Investment Manager (or Sub-Adviser(s), as
   Portfolio Name               Objective                      applicable)
   --------------------------------------------------------------------------------------------------------
   Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                               o Tradewinds Global Investors, LLC
                                                               o Wellington Management Company, LLP
   --------------------------------------------------------------------------------------------------------



888-534 (11/08)                                                   140649 (11/08)
Series 701 NB/IF (AR)                                                     x02275

   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
   Portfolio Name               Objective                                                applicable)
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/International Core PLUS   Seeks to achieve long-term growth of capital.            o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a      o AXA Equitable
                                secondary objective to seek reasonable current income.   o Institutional Capital LLC
                                For purposes of this Portfolio, the words "reasonable    o SSgA Funds Management, Inc.
                                current income" mean moderate income.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                   o AXA Equitable
                                                                                         o AllianceBernstein L.P.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                                moderate risk to capital.                                o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   ---------------------------------------------------------------------------------------------------------------------------------
                                                                          Acquired     Total Annual    Fee Waivers     Net Total
                                                                         Fund Fees       Expenses        and/or         Annual
                                                                        and Expenses      (Before        Expense       Expenses
                                     Management  12b-1      Other       (Underlying      Expense       Reimburse-   (After Expense
   Portfolio Name                      Fees      Fees     Expenses      Portfolios)    Limitations)      ments        Limitations)
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust:
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock   0.35%     0.25%     0.11%           --           0.71%          --             0.71%
   EQ/Large Cap Growth Index           0.35%     0.25%     0.13%           --           0.73%          --             0.73%
   EQ/Large Cap Value Index            0.35%     0.25%     0.17%           --           0.77%          --             0.77%
   EQ/Large Cap Value PLUS             0.46%     0.25%     0.16%           --           0.87%          --             0.87%
   EQ/Mid Cap Index                    0.35%     0.25%     0.12%           --           0.72%          --             0.72%
   EQ/Quality Bond PLUS                0.40%     0.25%     0.19%           --           0.84%          --             0.84%
   ---------------------------------------------------------------------------------------------------------------------------------

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)



   ----------------------------------------------------------------------------------------------------------------
                                                                            If you annuitize at the end of the
                                                                           applicable time period and select a
                                       If you surrender your contract at    non-life contingent period certain
                                                      the                   annuity option with less than ten
                                       end of the applicable time period                  years
   ----------------------------------------------------------------------------------------------------------------
                                         1       3         5        10        1       3         5         10
   Portfolio Name                       year    years     years     years    year    years     years     years
   ----------------------------------------------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   ----------------------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock    $847   $1,104    $1,351    $2,270     N/A    $1,104    $1,351    $2,270
   EQ/Large Cap Growth Index            $849   $1,110    $1,361    $2,292     N/A    $1,110    $1,361    $2,292
   EQ/Large Cap Value Index             $853   $1,122    $1,383    $2,336     N/A    $1,122    $1,383    $2,336
   EQ/Large Cap Value PLUS              $863   $1,152    $1,436    $2,444     N/A    $1,152    $1,436    $2,444
   EQ/Mid Cap Index                     $848   $1,107    $1,356    $2,281     N/A    $1,107    $1,356    $2,281
   EQ/Quality Bond PLUS                 $860   $1,143    $1,420    $2,412     N/A    $1,143    $1,420    $2,412
   ----------------------------------------------------------------------------------------------------------------

   -------------------------------------------------------------------------
                                          If you do not surrender your
                                   contract at the end of the applicable time
                                                     period
   -------------------------------------------------------------------------
                                          1      3        5         10
   Portfolio Name                        year   years    years     years
   -------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   -------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock     $198   $612    $1,051    $2,270
   EQ/Large Cap Growth Index             $200   $618    $1,061    $2,292
   EQ/Large Cap Value Index              $204   $631    $1,083    $2,336
   EQ/Large Cap Value PLUS               $215   $662    $1,136    $2,444
   EQ/Mid Cap Index                      $199   $615    $1,056    $2,281
   EQ/Quality Bond PLUS                  $211   $653    $1,120    $2,412
   -------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). EQUI-VEST(R) Express(SM) is a service mark of AXA Equitable. Distributed by affiliate AXA Advisors, LLC,
                          1290 Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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